Summary of Significant Accounting Policies - Additional Information (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Line Items]
Restricted cash		¥ 3,153,390	¥ 3,174,886
Allowance for credit loss on accounts receivable charged to income statement		5,572	70,357	¥ 67,654
Allowance for credit loss on accounts receivable current		63,866	76,090
Allowance for credit loss on accounts receivable non current		55,932	74,693
Inventory write-downs		943,734	1,054,711	220,319
Research and development expenses	[1]	6,456,734	5,276,574	5,214,836
Advertising costs		664,412	413,832	577,569
Selling and marketing expenses total		5,531,599	5,013,734	5,028,958
Employer contribution to defined contribution plan		832,956	750,002	766,915
Dividend declared		0	0	0
General and Administrative Expense		1,339,045	1,545,208	1,659,288
Short-term deposits		12,931,757	9,756,979
Long-term deposits		4,941,362	10,090,341
Long-term deposits current		452,326	7,054,915
Impairment of indefinite-lived intangible assets		0	0	0
Other income other subsidies		¥ 589,227	465,588	109,168
Extended product warranty description		extended warranty of 10 years or 200,000 kilometers, basic maintenance service of 6 times in 4 years
Lessor, sales-type lease, term of contract		15 years
Sales-type lease, lease receivables		¥ 231,621	240,023
Accounts payable		15,181,585	13,491,144
Notes payable		7,898,896	8,719,287
Proceeds from issuance of private placement			1,010,000
Maturities of restricted short term deposits		¥ 558,000	1,010,000	0
Maturities of restricted Long term deposits			580,000
License Of Maintenance And Overhauls [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life		26 months
Robotics Platform Technology [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life		10 years
VPT [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life		10 years
VMT [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life		5 years
Bank Deposits for Letter of Credit Bank Notes and a Forward Exchange Contract [Member]
Accounting Policies [Line Items]
Restricted cash		¥ 3,148,492	3,168,578
Deposits Restriction Subject to Settlement of Dispute [Member]
Accounting Policies [Line Items]
Restricted cash		¥ 4,898	6,308
General Reserve Fund [Member]
Accounting Policies [Line Items]
Percentage of the after tax profits allocatable to statutory general reserve fund		10.00%
Appropriations to general reserve fund and statutory surplus fund		¥ 34,984	53,610	378
Minimum [Member]
Accounting Policies [Line Items]
Land use rights amortisation period		40 years
Credit derivative, term		0 days
Minimum [Member] | Software and Software Development Costs [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life		2 years
Minimum [Member] | Others [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life		5 years
Minimum [Member] | General Reserve Fund [Member]
Accounting Policies [Line Items]
Statutory reserves as a percentage of the reserved capital of the company		50.00%
Maximum [Member]
Accounting Policies [Line Items]
Land use rights amortisation period		50 years
Credit derivative, term		180 days
Maximum [Member] | Software and Software Development Costs [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life		10 years
Maximum [Member] | Others [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life		10 years
CHINA
Accounting Policies [Line Items]
Short-term deposits		¥ 12,931,757	9,756,979
Customer Upgrade Programme [Member]
Accounting Policies [Line Items]
Period of validity of loyalty scheme offered		5 years
Period within which customers have to accept the loyalty scheme offered		30 days
Vehicles [Member] | Minimum [Member]
Accounting Policies [Line Items]
Product warranty period		3 years
Vehicles [Member] | Maximum [Member]
Accounting Policies [Line Items]
Product warranty period		6 years
Cost of Sales [Member]
Accounting Policies [Line Items]
Inventory write-downs		¥ 943,734	1,054,711	220,319
Operating Expense [Member]
Accounting Policies [Line Items]
Gain loss on the disposal of propery plant and equipment		¥ 21,787	¥ 4,863	¥ 15,682

[1]	Share-based compensation was allocated in cost of sales and operating expenses as follows